Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	Kinder Morgan, Inc.
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Central Index Key	0001506307
Document Fiscal Year Focus	2025
Amendment Flag	false
Document Fiscal Period Focus	FY